STATEMENTS OF OPERATIONS (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Jul. 31, 2012	Jul. 31, 2011	Jul. 31, 2012	Jul. 31, 2011	Jan. 31, 2012	Jan. 31, 2011
STATEMENTS OF OPERATIONS [Abstract]
Revenue	$ 559,485	$ 43,742	$ 869,099	$ 71,697	$ 402,698	$ 1,037
Cost of sales:
Cost of sales products	492,728	46,291	727,261	69,475	340,395	1,691
Total costs of sales	492,728	46,291	727,261	69,475	340,395	1,691
Net revenue	66,757	(2,549)	141,838	2,222	62,303	(654)
Operating Expenses:
Compensation and benefits	635,066		1,210,729		939,317
Selling and marketing	124,994	50,353	302,772	70,223	221,888	3,993
General and administrative	277,712	432,159	493,772	598,077	1,369,372	146,588
Total operating expenses	(1,037,772)	(482,512)	(2,007,273)	(668,300)	(2,530,577)	(150,581)
Other income (expense):
Interest income	103	970	413	970	2,474
Interest (expense)	(15,320)	(69)	(15,389)	(103)	(239)
Total other income (expense)	(15,217)	901	(14,976)	867	2,235
Net Loss	$ (986,232)	$ (484,160)	$ (1,880,411)	$ (665,211)	$ (2,466,039)	$ (151,235)
Net loss per share:
Basic and diluted loss per share	$ (0.01)	$ (0.01)	$ (0.02)	$ (0.01)	$ (0.03)	$ 0.0
Weighted average common shares outstanding - basic and diluted	76,744,150	74,275,802	76,744,150	72,003,658	74,393,386	95,508,310